Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income and expenses
Schedule of other operating income
	2017		2016		2015
Gain on sale and leaseback (Note 14c)	Ps.	65,886	Ps.	484,827	Ps.	181,736
Administrative benefits	27,180		9,072		—
Other income	3,699		2,843		11,419

	Ps.	96,765	Ps.	496,742	Ps.	193,155

Schedule of other operating expenses

	2017		2016		2015
Administrative and operational support expenses	Ps.	562,739	Ps.	541,826	Ps.	383,805
Technology and communications	373,394		266,898		173,078
Passenger services	59,261		45,439		23,195
Insurance	54,569		56,414		54,609
Rents of offices, maintenance warehouse and hangar (Note 14c)	30,544		33,517		25,889
Disposal of intangible, rotable spare parts, furniture and equipment	11		436		632
Equity transaction costs (Note 18)	—		—		22,955
Others	7,922		7,922		13,623

	Ps.	1,088,440	Ps.	952,452	Ps.	697,786